Organization - The VIE agreements (Details) - Exclusive Consulting and Services Agreement	12 Months Ended
Dec. 31, 2020
The VIE agreements
Term of agreement (in years)	10 years
Automatic extended term of agreement (in years)	10 years
Notice period for termination of agreement (in months)	3 months